SHAREHOLDERS' EQUITY - Stock Options Exercised (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	182,168	670,767
Weighted average closing share price at exercise date (in CAD per share)	$ 56.28	$ 48.69
Weighted average exercise price, Exercised (in CAD per share)	$ 26.52	$ 5.21
Range 1
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	72,149	172,416
Weighted average closing share price at exercise date (in CAD per share)	$ 45.32	$ 39.10
Range 1 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price, Exercised (in CAD per share)	35.55	6.82
Range 1 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price, Exercised (in CAD per share)	$ 5.61	$ 2.98
Range 2
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	47,913	334,679
Weighted average closing share price at exercise date (in CAD per share)	$ 56.32	$ 49.24
Range 2 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price, Exercised (in CAD per share)	38.78	6.82
Range 2 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price, Exercised (in CAD per share)	$ 3.42	$ 3.42
Range 4
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	9,631	161,674
Weighted average closing share price at exercise date (in CAD per share)	$ 53.10	$ 59.43
Range 4 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price, Exercised (in CAD per share)	35.55	6.82
Range 4 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price, Exercised (in CAD per share)	$ 27.91	$ 4.95
Range 3
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	52,475	1,998
Weighted average closing share price at exercise date (in CAD per share)	$ 71.89	$ 56.22
Weighted average exercise price, Exercised (in CAD per share)		$ 6.82
Range 3 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price, Exercised (in CAD per share)	60.47
Range 3 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price, Exercised (in CAD per share)	$ 3.42